Debt - Additional Information (Detail) - USD ($) $ in Thousands			1 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 03, 2021	Mar. 31, 2021	Jan. 31, 2021	Apr. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jul. 31, 2019
Short-term Debt [Line Items]
Debt Instrument, Face Amount	$ 26,050				$ 104	$ 26,050
Interest rate								1.00%
Interest Expense						3,267	$ 317	$ 522	$ 39
Long-term Debt	$ 46,755					$ 46,755		154	2,497
Short-term Debt [Member] | First Interstate Bank [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount				$ 500
Interest rate				5.25%
Maturity date				April 2021
Convertible Debt [Member]
Short-term Debt [Line Items]
Interest rate	8.00%					8.00%
Interest Expense						$ 1,069
Maturity date						February 8, 2023
Debt instrument convertible note face amount	$ 26,050
Debt Instrument Oustanding Principal Of Note Converts Into Common Stock At A Conversion Price Equal TO Value of Each Share Of Common Stock Percentage Under Qualified SPAC Transaction Percentage	85.00%					85.00%
Term Loan [Member] | Cargill Financial Services International, Inc [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount			$ 10,000
Interest rate			8.00%
Maturity date			March 22, 2022
Equity warrant coverage on the loan amount percentage			25.00%
Warrant To Purchase Shares To Number of Shares Percentage Of Principal Amount Loan			25.00%
Threshold Percentage of Lowest Cash Price Per Share Upon Earliest Of Transaction Used TO Determine The Warrant To Purchase Shares			85.00%
Promissory notes [Member]
Short-term Debt [Line Items]
Long-term Debt								0	2,497
PPP loan [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount					$ 104
Interest rate					1.00%
Debt Instrument, Term					2 years
Long-term Debt								104	0
Share settlement note [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount					$ 80
Interest rate					0.91%
Debt Instrument, Maturity Date					Oct. 01, 2021
Debt Instrument, Periodic Payment					$ 5
Long-term Debt								$ 50	$ 0
Cargill Loan [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount		$ 50,000
Long-term Debt	$ 16,293					$ 16,293
Cargill Loan [Member] | Cargill Financial [Member]
Short-term Debt [Line Items]
Long-term Line of Credit	$ 16,293					$ 16,293
Line of Credit Facility, Maximum Borrowing Capacity		$ 150,000
Line of Credit Facility, Expiration Date		Sep. 03, 2028
Long-term Debt		$ 50,000
Cargill Loan [Member] | Line of Credit [Member] | Cargill Financial [Member]
Short-term Debt [Line Items]
Interest rate		10.50%
Debt Instrument, Payment Terms		accrued interest on the agreement paid quarterly in arrears
Debt Instrument, Frequency of Periodic Payment		quarterly
Maximum [Member] | Promissory notes [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount										$ 2,175
Interest rate									4.28%
Debt Instrument, Maturity Date								Jul. 22, 2029
Minimum [Member] | Promissory notes [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount										$ 322
Interest rate										2.05%
Debt Instrument, Maturity Date								Jan. 22, 2027